Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area
Reportable geographic information at December 31, 2023 and December 31, 2022 and for the years ended December 31, 2023, December 31, 2022 and December 31, 2021 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Ireland	$2,377,104	$1,984,567	$1,365,909
Rest of Europe	1,574,783	1,618,350	1,175,515
U.S.	3,283,790	3,574,610	2,581,007
Other	884,499	563,859	358,395
Total	$8,120,176	$7,741,386	$5,480,826

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations (including Restructuring) by geographical area was as follows:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	(in thousands)
Ireland *	$432,026	$218,088	$131,961
Rest of Europe	153,450	253,799	177,863
U.S.	310,343	254,849	39,132
Other	60,333	68,501	29,573
Total	$956,152	$795,237	$378,529
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Net Revenue by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2023	December 31, 2022
	(in thousands)
Ireland	$199,051	$143,025
Rest of Europe	94,046	99,721
U.S.	159,245	213,311
Other	49,175	48,095
Total	$501,517	$504,152